Transactions With Related Parties And Affiliates Note Receivable From Affiliates And Other (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Apr. 09, 2019	Mar. 17, 2017	Nov. 15, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 16, 2017
Related Party Transaction [Line Items]
Payments to acquire notes receivable from affiliates				$ 0	$ 4,050	$ 0
Notes receivable		$ (29,423)		29,423	29,423
Note receivable from affiliates				$ 4,525	$ 4,253
Common units outstanding				169,054,258	147,797,720
Other Income				$ 1,554	$ 9,884	14,523
Amounts due from related parties, long-term - Fair Value				$ 28,880	$ 34,891
Navios Holdings
Related Party Transaction [Line Items]
Common units interest percentage				18.00%
Common units outstanding				31,053,233
Navios Holdings' general partner interest in Navios Partners	2.10%			2.00%
Supplemental Credit Default Insurance Maximum Cash Payment			$ 20,000
Non-cash interest income
Related Party Transaction [Line Items]
Notes receivable				$ (475)
Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units					13,076,923
Navios Holdings
Related Party Transaction [Line Items]
Value of consideration given		33,473
Payments to acquire notes receivable from affiliates		$ 4,050
Note receivable, Amount to be received on maturity				50,937
Income from credit default insurance					$ 7,242	9,153
Other Income					$ 7,623	$ 9,635
Amounts due from related parties, long-term - Fair Value				17,612
Accrued interest and discount unwinding				389
Write down on receivables				$ 2,000
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units		13,076,923
Closing share price							$ 2.25
Navios Term Loans I | Navios Revolving Loans I | Navios Holdings
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Related Party Transaction [Line Items]
Value of consideration given		$ 33,473
Payments to acquire notes receivable from affiliates		$ 4,050
Navios Term Loans I | Navios Holdings | Common Unitholders | Navios Revolving Loans I
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units		13,076,923